Note 17 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity accounted investments	$ 33,851	$ 28,175
Co-investment commitments	42,395	18,588
Maximum exposure to loss	72,026	40,949
Variable Interest Entity, Not Primary Beneficiary [Member]
Equity accounted investments	$ 29,631	$ 22,361